Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options (in shares)	224,974,433	238,278,952
Number of shares held in employee benefit trust (in shares)	9,297,415	5,179,531